Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Bond Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short-Term Bond Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Value Plus Income Fund

(each, a “Fund” and collectively, the “Funds”)

Class N Shares

Supplement dated November 18, 2020

to Currently Effective Prospectuses

Effective on or about November 18, 2020, the Funds’ prospectuses are amended as follows:

1.	Under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ prospectuses, the following footnote replaces the corresponding footnote in its entirety:

****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.

2.

Under “Purchases – Minimum Investment Requirements” in the Shareholder’s Guide section of the Funds’ prospectuses (except Janus Henderson Absolute Return Income Opportunities Fund), the following information replaces the corresponding information in its entirety:

Class N Shares

For retail investors whose accounts are held through an omnibus account at their financial intermediary, the minimum investment is $2,500 per Fund account. Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum. For institutional investors investing directly with a Fund, the minimum investment is $1 million per Fund account. There is no investment minimum for adviser-assisted, employer-sponsored retirement plans, including health savings accounts. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

3.

Under “Purchases – Minimum Investment Requirements” in the Shareholder’s Guide section of Janus Henderson Absolute Return Income Opportunities Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Class N Shares

For retail investors whose accounts are held through an omnibus account at their financial intermediary, the minimum investment is $2,500 per Fund account. Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum. For institutional investors investing directly with the Fund, the minimum investment is $1 million per Fund account. There is no investment minimum for adviser-assisted, employer-sponsored retirement plans, including health savings accounts. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Forty Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Global Value Fund

Janus Henderson Growth and Income Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Value Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Class N Shares

Supplement dated November 18, 2020

to Currently Effective Prospectuses

Effective on or about November 18, 2020, the Funds’ prospectuses are amended as follows:

1.	Under “Purchase and Sale of Fund Shares” in the Fund Summary section of the Funds’ prospectuses, the following footnote replaces the corresponding footnote in its entirety:

****	Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.

2.	Under “Purchases – Minimum Investment Requirements” in the Shareholder’s Guide section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

Class N Shares

For retail investors whose accounts are held through an omnibus account at their financial intermediary, the minimum investment is $2,500 per Fund account. Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum. For institutional investors investing directly with a Fund, the minimum investment is $1 million per Fund account. There is no investment minimum for adviser-assisted, employer-sponsored retirement plans, including health savings accounts. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus Henderson representative, as applicable.

Please retain this Supplement with your records.